PROPERTY, PLANT AND EQUIPMENT, NET (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY , PLANT AND EQUIPMENT

	March 31, 2023	December 31, 2022
Buildings	$12,540	$12,487
Vehicles	42,637	42,453
Construction in progress	10,929,958	10,883,051
Subtotal	10,985,135	10,937,991
Less: accumulated depreciation	(16,867)	(14,381)
Property, plant and equipment, net	$10,968,268	$10,923,610

	December 31, 2022	December 31, 2021
Buildings	$12,487	$13,514
Vehicles	42,453	45,948
Construction in progress	10,883,051	11,778,957
Subtotal	10,937,991	11,838,419
Less: accumulated depreciation	(14,381)	(5,117)
Property, plant and equipment, net	$10,923,610	$11,833,302